Significant accounting policies - Additional Information (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Apr. 01, 2020 INR (₨)	Apr. 01, 2020 USD ($)	May 29, 2018 a	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Apr. 01, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Concession period for Port concession rights				30 years from the date of the award	30 years from the date of the award
Alloted land for future expansion cancelled due to dispute			342.22
Mining assets				₨ 19,487						$ 258
Mining related inventory				₨ 113,362						1,504			₨ 132,706
Statutory income tax rate				30.00%	30.00%
Deferred tax credit recognised				₨ 16,512	$ 219
Carrying amount of assets				1,755,405						23,285			1,930,910
Weighted average incremental borrowing rate											7.49%	7.49%
Vedantha limited and subsidaries limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Costs along with interests incurred due to regulatory requirements						₨ 48,284	$ 645
TSPL [member] | Environmental penalty flue gas desulfurisation implementation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Enviroment related compensation per month payable				₨ 2						0
TSPL [member] | Entering into significant commitments or contingent liabilities [member] | Environmental penalty flue gas desulfurisation implementation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payment of environment related compenation	₨ 16	$ 0
Taxation Laws Amendment Act 2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate				30.00%	30.00%
Reduced income tax rate [member] | Taxation Laws Amendment Act 2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate				22.00%	22.00%
Unused tax credits [member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum alternate tax credit entitlement				₨ 91,258						1,210			103,243
Minimum alternate tax credit entitled to be carried forward				91,258						1,210			₨ 103,243
Unused tax credits [member] | Upto the fourteenth and fifteenth year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum alternate tax credit entitlement				35,998						477
Minimum alternate tax credit entitled to be carried forward				₨ 35,998						477
Production sharing contract [member] | Ravva block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in GOI share of profit oil				10.00%	10.00%
Percentage of costs entitled to be recovered				100.00%	100.00%
Production sharing contract [member] | Development area [member] | Rajasthan block [member] | Government of India [member]
Disclosure of detailed information about property, plant and equipment [line items]
Costs incurred field development plan								₨ 15,079	$ 202
Aluminium products [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets				₨ 318,413						4,224
IFRIC 23 [member] | Sceario forecast [member]
Disclosure of detailed information about property, plant and equipment [line items]
Income tax uncertainities											₨ 38,770	$ 514
Vedanta limited and subsidaries [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Common costs field development plan								27,236	364
Vedanta limited and subsidaries [member] | Production sharing contract [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Common costs field development plan								₨ 27,236	$ 364
Top of range [member] | Raw materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period				12 months	12 months
Top of range [member] | Project materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period				36 months	36 months
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets				2-5 years	2-5 years
Technological know-how and brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets				ten years.	ten years.
Assets Under Expansion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining assets				₨ 14,742						197
Mining related inventory				5,166						69
Reoverable amount of an asst				2,886						$ 38
Impairment loss				6,692	$ 89
Assets Under Expansion [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				4,349	58
Assets Under Expansion [member] | Capital advances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				1,961	26
Assets Under Expansion [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				₨ 382	$ 5